Acquisition of Non-controlling Interests (Details) - Quhuo International Trade (HK) Limited ("Quhuo International") [Member] ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 02, 2024 CNY (¥)	Sep. 02, 2024 USD ($)	Aug. 08, 2024 shares	Jul. 01, 2024 CNY (¥)	Jul. 01, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 02, 2024 USD ($)	Jul. 01, 2024 USD ($)
Acquisition of Non-controlling Interests [Line Items]
Interest acquired				39.10%					39.10%
Total consideration | $					$ 36,800
Premium recognized in additional paid-in capital						¥ 203,227	$ 28,112
Ownership interest held	90.10%							90.10%
Lida Global Limited [Member]
Acquisition of Non-controlling Interests [Line Items]
Interest acquired				9.46%					9.46%
Mutual fund fair value	¥ 61,816							$ 8,550
Premium recognized in additional paid-in capital	¥ 61,323	$ 8,482
Longx Tech Limited, Highland Vision Holding LTD and Genan Tech Limited [Member]
Acquisition of Non-controlling Interests [Line Items]
Interest acquired				29.64%					29.64%
Premium recognized in additional paid-in capital				¥ 201,801	$ 27,941
Fair value of senior convertible promissory note issued				¥ 204,080					$ 28,230
Class A Ordinary Shares [Member]
Acquisition of Non-controlling Interests [Line Items]
Conversion of redeemable convertible preferred shares (in Shares) | shares			793,868,246